Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2020
Prospectus Date	rr_ProspectusDate	Jan. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A